Note Payable	12 Months Ended
Dec. 31, 2021
Notes Payable [Abstract]
Note Payable
14. Note Payable
On April 24, 2020, the Company executed a promissory note pursuant to which it received proceeds of $161 thousand under the Paycheck Protection Program. The program was established as part of the Coronavirus Aid, Relief and Economic Security Act and is administered by the U.S. Small Business Administration.
The note had a
two-year
term, accrued interest at the rate of 1.0% per annum, and was prepayable at any time without payment of any premium. No payments of principal or interest were due during the six-month
period beginning on the date of the note. The Paycheck Protection Program Flexibility Act of 2020 extended the deferral period for borrower payments of principal, interest, and fees on the note to the date of the U.S. Small Business Administration forgiveness.
Under the terms of the program, the Company
could
apply for and be granted forgiveness for all or a portion of the loan, with such forgiveness to be determined, subject to limitations, based on the use of the loan proceeds for payment of payroll costs and any payments of mortgage interest, rent and utilities. The Company applied for forgiveness on November 23, 2020. On January 7, 2021, the Company received notice that the forgiveness had been approved and recorded a gain on debt extinguishment in the amount of $161 thousand.